Stock-based compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-based compensation	Stock-based compensation
Stock-based compensation expenses included in general and administrative expenses are as follows:

Year ended December 31,	Note	2023	2022
Restricted share unit plan	20(a)	$2,702	$2,154
Performance restricted share unit plan	20(b)	2,677	2,522
Deferred stock unit plan	20(c)	10,449	104
		$15,828	$4,780
a) Restricted share unit plan
Restricted Share Units ("RSUs") are granted each year to executives and other key employees with respect to services to be provided in that year and the following two years. The majority of RSUs vest at the end of a three-year term. The Company settles RSUs with common shares purchased on the open market through a trust arrangement.

	Number of units	Weighted-average exercise price $ per share
Outstanding at December 31, 2021	553,411	13.55
Granted	167,631	15.55
Vested	(169,689)	14.13
Forfeited	(15,455)	13.41
Outstanding at December 31, 2022	535,898	14.44
Granted	199,468	27.44
Vested	(256,193)	8.77
Forfeited	(13,867)	17.60
Outstanding at December 31, 2023	465,306	23.04
At December 31, 2023, there were approximately $5,662 of unrecognized compensation costs related to non-vested share-based payment arrangements under the RSU plan (December 31, 2022 – $3,479) and these costs are expected to be recognized over the weighted-average remaining vesting term of the RSUs of 1.6 years (December 31, 2022 – 1.3 years). During the year ended December 31, 2023, 256,193 units vested, which were settled with common shares purchased through a trust arrangement (December 31, 2022 - 169,689 units vested and settled).
b) Performance restricted share unit plan
Performance Restricted Share Units ("PSUs") are granted each year to senior management employees with respect to services to be provided in that year and the following two years. The PSUs vest at the end of a three-year term and are subject to performance criteria approved by the Human Resources and Compensation Committee at the grant date. The Company settles PSUs with common shares purchased through a trust arrangement.

	Number of units	Weighted-average exercise price $ per share
Outstanding at December 31, 2021	426,569	12.06
Granted	116,775	15.55
Vested	(111,630)	14.13
Outstanding at December 31, 2022	431,714	12.47
Granted	101,597	25.62
Vested	(213,623)	8.48
Outstanding at December 31, 2023	319,688	19.32
At December 31, 2023, there were approximately $3,655 of total unrecognized compensation costs related to non–vested share–based payment arrangements under the PSU plan (December 31, 2022 - $3,251) and these costs are expected to be recognized over the weighted-average remaining vesting term of the PSUs of 1.5 years (December 31, 2022 - 1.3 years). During the year ended December 31, 2023, 213,623 units vested, which were settled with common shares purchased through a trust arrangement at a factor of 1.48 common shares per PSU based on performance against grant date criteria (December 31, 2022 - 111,630 units at a factor of 1.14 vested and settled).
The Company estimated the fair value of the PSUs granted during the years ended December 31, 2023 and 2022 using a Monte Carlo simulation with the following assumptions:

	2023	2022
Risk-free interest rate	4.21%	3.14%
Expected volatility	38.90%	48.70%
c) Deferred stock unit plan
Prior to January 1, 2021, under the Company’s shareholding guidelines non-officer directors of the Company were required to receive at least 50% and up to 100% of their annual fixed remuneration in the form of DSUs, at their election. The shareholding guidelines were amended effective January 1, 2021, to require directors to take at least 60% of their annual fixed remuneration in the form of DSUs if they do not meet shareholding guidelines, and to take between 0% and 100% of their annual fixed remuneration in the form of DSUs if they do meet shareholding guidelines. In addition to directors, eligible executives can elect to receive up to 50% of their annual short term incentive plan compensation in the form of DSUs.
The DSUs vest immediately upon issuance and are only redeemable upon departure, retirement or death of the participant. DSU holders that are not US taxpayers may elect to defer the redemption date until a date no later than December 1 of the calendar year following the year in which the departure, retirement or death occurred.

Number of units
Outstanding at December 31, 2021	932,644
Granted	87,569
Redeemed	—
Outstanding at December 31, 2022	1,020,213
Granted	31,575
Redeemed	(286,152)
Outstanding at December 31, 2023	765,636
At December 31, 2023, the fair market value of these units was $27.90 per unit (December 31, 2022 – $17.90 per unit). At December 31, 2023, the current portion of DSU liabilities of $nil was included in accrued liabilities (December 31, 2022 - $5,099) and the long-term portion of DSU liabilities of $21,361 was included in other long-term obligations (December 31, 2022 - $13,159) in the Consolidated Balance Sheets. During the year ended December 31, 2023, there were 286,152 units redeemed and settled in cash for $7,817 (December 31, 2022 - 0 units were redeemed and settled in cash for $nil). There is no unrecognized compensation expense related to the DSUs since these awards vest immediately upon issuance.